Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 256,268,604	$ 56,440,088
Non-Current accounts payable from related companies		6,348,001
Accounts payable to related parties Current	946,498,574	1,004,597,958
Non-Current accounts payable to related parties	1,147,096,713	1,300,059,097
Endesa Espana [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	28,514	29,197
Accounts payable to related parties Current	29,270
Enel Trading Argentina S.R.L. [member] | Other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	18,083	17,846
Enel Trading Argentina S.R.L. [member] | IT Services [Member] | Argentina [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	83,004	81,921
Enel Green Power Morocco [Member] | Other services | MOROCCO | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	456,512	377,899
GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	8,623,438	15,677,431
Non-Current accounts payable from related companies		6,348,001
Accounts payable to related parties Current	18,616,494	6,484,164
Endesa Generacion [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	88,636
Endesa Generacion [Member] | Coal Purchase [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	508,311	501,677
Endesa Generacion [Member] | Engineering Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	51,516	50,844
Enel Iberia SRL [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	88,171	536,809
Enel Iberia SRL [Member] | IT Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	656,798	225,322
Enel Global Trading S.p.A [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	464,774	477,950
Accounts payable to related parties Current	819,835	787,719
Enel Global Trading S.p.A [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	24,982	26,185
Enel Global Trading S.p.A [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	534,305	303,992
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	195,403,892	21,198,832
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	74,001,856	36,208,560
Enel Global Trading S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	8,739,608	7,562,517
Enel Brasil S A [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,451,125	1,435,123
Accounts payable to related parties Current	33,026
Enel Brasil S A [Member] | Other services | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	222,193
Enel Brasil S A [Member] | Engineering Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	15,178	14,980
HIF H2 S.p.A [Member] | Capital Advance [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,987,978
Codensa S.A [Member] | Other services | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		51,915
Accounts payable to related parties Current		5,167
Codensa S.A [Member] | IT Services [Member] | Colombia [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		96,464
Enel Generacin Peru S.A. [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	605,760	558,576
Enel Generacin Peru S.A. [Member] | Other services | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	71,534	71,862
Enel Generacin Peru S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,228,039	1,036,601
Enel Americas S.A. [Member] | Other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	188,236
Enel Americas S.A. [Member] | Other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	158,018	1,533,188
Enel Americas S.A. [Member] | IT Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	881,246	737,980
Enel Americas S.A. [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	389,126	486,802
Enel Generacin Piura S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	78,511	77,487
Chinango S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	18,511	18,269
Enel Innovation Hubs Srl [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		102,449
Enel Green Power Spa [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,188	2,294
Accounts payable to related parties Current	16,387,650	16,248,379
Enel Green Power Spa [Member] | Other services | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	428,285	721,622
Enel Green Power Spa [Member] | Other services | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	230,975
Accounts payable to related parties Current	273,636	274,891
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	123,427	126,210
Accounts payable to related parties Current	21,467,585	17,274,445
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	474,458	470,414
Enel Green Power Spa [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,528,805	4,485,802
Enel Green Power Spa [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	35,965,138	31,580,956
Enel Distribucin Peru S.A. [Member] | IT Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	334,125	384,250
Enel Energia [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	552,771	556,018
Gridspertise s.r.l. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,189,548	403,567
Transmisora Electrica de Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		13,887
Enel Global Services S.r.l [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	70,811	95,565
Enel Global Services S.r.l [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	9,025,183	5,916,002
Enel Global Services S.r.l [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,327,547	1,324,716
Enel Green Power Per [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	4,450	4,411
Enel Green Power Per [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,364,051	489,630
Proyectos y Soluciones Renovables S.A.C. [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	151,213	149,270
Enel Generacion Costanera S.A. [Member] | Purchase of Materials [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,780	1,331,438
Enel Generacion Costanera S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	187,436	184,990
Enel Generacion El Chocon S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,390	14,203
Energetica Monzon S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	784,712	776,841
Enel Green Power North America Inc [Member] | Other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	440,402	436,649
Empresa Distribuidora Sur S.A. [Member] | Other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	184,318	90,777
Empresa Distribuidora Sur S.A. [Member] | IT Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,619,319	1,543,540
Energia y Servicios South America Spa [Member] | Other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	197,933	246,923
Energia y Servicios South America Spa [Member] | Other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	154,180	189,150
Accounts payable to related parties Current	285,648	407,152
Energia y Servicios South America Spa [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	232,786	33,905
Enel Produzione [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	262,931	230,049
Accounts payable to related parties Current	990,303	1,033,214
Enel Produzione [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,678,743	1,880,143
Enel Global Thermal Generation S.r.l. [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,298,786	1,304,026
Enel Global Thermal Generation S.r.l. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	215,601	203,833
Enel Global Thermal Generation S.r.l. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,329,550	3,050,405
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,726,897	1,223,525
Accounts payable to related parties Current	8,123,201	5,977,965
Enel North America Inc [Member] | Other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	63,594	222,740
Enel North America Inc [Member] | Other services | United States [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	158,958
Enel X North America Inc [Member] | Other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		96,448
Enel AMPCI Ts1 Holdings SpA [Member] | Management Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		3,239
Enel AMPCI Ts1 SpA [Member] | Management Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		16,471
Enel AMPCI Ebus Chile SpA [Member] | Management Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		3,239
Enel Italia SrL. [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	776,929	761,119
Enel S.p.A [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	845,251	882,361
Accounts payable to related parties Current	5,708,090	5,410,491
Enel S.p.A [Member] | Dividends [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	14,369,214
Enel S.p.A [Member] | Dividends [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,939	1,923
Enel S.p.A [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	229,338,163	16,527,560
Enel S.p.A [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	3,485,259	2,142,992
Enel S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	11,149,442	9,935,189
Enel Finance International NV [Member] | Loan Payable [Member] | NETHERLANDS | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	428,466,443	799,265,075
Non-Current accounts payable to related parties	1,147,096,713	1,300,059,097
Enel Green Power Argentina [Member] | Other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	322,890	320,138
Enel Americas [Member] | Other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		144,953
Enel Americas [Member] | Other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	179,409	2,515,035
Enel Green Power Espaa SL [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	658,207	561,326
Enel X SLR [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	51,406	51,303
Accounts payable to related parties Current	121,786	127,063
Enel X SLR [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	935,155	890,918
Enel X SLR [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	12,779,052	8,826,081
Cesi S.p.A. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	71,579	316,622
Enel Italia [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,552,756	1,617,382
Enel Italia [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,113,099	1,145,568
Tecnatom SA [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		33,386
Enel X Brasil Gerenciamento de Energia Ltda [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,057	1,478
Enel Distribucin Sao Paulo [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	67,658	31,841
Accounts payable to related parties Current	492,612	307,897
Enel X Way Chile SpA [Member] | Other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	974,759
Accounts payable to related parties Current	3,891,398
Enel X Way Chile SpA [Member] | IT Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	528,182
Enel X Way Chile SpA [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	267,241
Enel Colombia S.A. ESP [Member] | Other services | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	89,269	140,226
Accounts payable to related parties Current	35,836
Enel Colombia S.A. ESP [Member] | Other services | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		5,077
Enel Colombia S.A. ESP [Member] | Engineering Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,627,025	734,715
Enel Colombia S.A. ESP [Member] | IT Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	122,891
Endesa Energa [Member] | Gas Sales [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	31,754,264
Enel Grids S.r.L [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	530,205	519,340
Accounts payable to related parties Current	325,189	330,865
Enel Grids S.r.L [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	14,243,095	2,532,663
Enel Grids S.r.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	$ 5,453,612	$ 5,170,559